John Hancock Financial Services
JOHN HANCOCK FUNDS III
601 Congress Street
Boston, Massachusetts 02210
June 22, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”) on behalf of:
Disciplined Value Fund;
International Core Fund;
Rainier Growth Fund; and
Small Company Fund (collectively the “Funds”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.
The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on June 5, 2012 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000950123-12-008878), each of which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at (617) 663-4329.
Sincerely,

/s/ Patricia A. Morisette Patricia A. Morisette
Assistant Secretary